Annual Total Returns (Vanguard Short-Term Tax-Exempt Fund - Investor Shares Retail) (Vanguard Short-Term Tax-Exempt Fund, Vanguard Short-Term Tax-Exempt Fund - Investor Shares)	12 Months Ended
Oct. 31, 2013
Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Investor Shares
Annual Total Return
2013	0.48%
2012	0.99%
2011	1.60%
2010	0.95%
2009	3.07%
2008	3.74%
2007	4.19%
2006	3.26%
2005	1.65%
2004	1.12%